UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07391

ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2009

Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Diversified Yield Fund

Portfolio of Investments

July 31, 2009 (unaudited)

		Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 37.0%
Industrial - 17.0%
Basic - 2.7%
Alcoa, Inc.
5.375%, 1/15/13	US$	164	$163,873
ArcelorMittal
6.125%, 6/01/18		225	217,316
The Dow Chemical Co.
7.60%, 5/15/14		91	98,882
8.55%, 5/15/19		69	75,700
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15		160	169,200
International Paper Co.
7.40%, 6/15/14		195	208,372
PPG Industries, Inc.
5.75%, 3/15/13		220	231,623
Rio Tinto Finance USA Ltd.
8.95%, 5/01/14		150	174,301
Weyerhaeuser Co.
7.375%, 3/15/32		469	401,549
Xstrata Canada Financial Corp.
5.875%, 5/27/11	EUR	120	177,688

			1,918,504

Capital Goods - 1.0%
CRH Finance BV
7.375%, 5/28/14		120	185,694
John Deere Capital Corp.
5.25%, 10/01/12	US$	300	320,777
Tyco International Finance SA
8.50%, 1/15/19		150	173,782

			680,253

Communications - Media - 2.1%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)		225	228,787
CBS Corp.
8.20%, 5/15/14		155	164,606
News America Holdings, Inc.
9.25%, 2/01/13		300	349,986

Reed Elsevier Capital, Inc.
7.75%, 1/15/14		215	243,688
RR Donnelley & Sons Co.
4.95%, 4/01/14		175	159,575
Time Warner Cable, Inc.
7.50%, 4/01/14		150	171,002
WPP Finance UK
8.00%, 9/15/14		165	175,902

			1,493,546

Communications - Telecommunications - 4.8%
AT&T, Inc.
5.60%, 5/15/18		455	485,793
British Telecommunications PLC
9.125%, 12/15/10		158	169,857
Embarq Corp.
7.082%, 6/01/16		466	487,184
New Cingular Wireless Services, Inc.
8.75%, 3/01/31		180	235,014
Qwest Corp.
8.875%, 3/15/12		442	458,575
Telecom Italia Spa
1.46%, 6/07/10 (b)	EUR	200	281,490
US Cellular Corp.
6.70%, 12/15/33	US$	445	452,043
Verizon Communications, Inc.
5.25%, 4/15/13		220	235,912
Vodafone Group PLC
0.969%, 6/15/11 (b)		435	429,965
1.418%, 1/13/12 (b)	EUR	150	205,853

			3,441,686

Consumer Cyclical - Automotive - 0.2%
Daimler Finance North America LLC
6.50%, 11/15/13	US$	160	169,251

Consumer Cyclical - Entertainment - 0.5%
Historic TW, Inc.
9.125%, 1/15/13		150	173,670
Viacom, Inc.
6.25%, 4/30/16		165	174,235

			347,905

Consumer Non-Cyclical - 2.7%
Altria Group, Inc.
9.25%, 8/06/19		150	179,380
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		154	144,604
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)		415	410,620

Kraft Foods, Inc.
6.125%, 8/23/18		210	230,225
Pfizer, Inc.
2.579%, 3/15/11 (b)		300	309,038
Reynolds American, Inc.
7.625%, 6/01/16		428	444,499
Whirlpool Corp.
8.60%, 5/01/14		20	21,468
Wyeth
5.50%, 2/01/14		160	174,505

			1,914,339

Energy - 1.0%
Anadarko Petroleum Corp.
5.95%, 9/15/16		34	35,325
Noble Energy, Inc.
8.25%, 3/01/19		153	181,468
Valero Energy Corp.
6.875%, 4/15/12		215	231,291
Weatherford International Ltd.
5.15%, 3/15/13		225	231,258

			679,342

Technology - 1.8%
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13		458	503,683
Motorola, Inc.
7.50%, 5/15/25		446	356,497
Oracle Corp.
4.95%, 4/15/13		217	232,424
Xerox Corp.
8.25%, 5/15/14		165	179,779

			1,272,383

Transportation - Railroads - 0.2%
CSX Corp.
7.375%, 2/01/19		149	169,439

			12,086,648

Financial Institutions - 15.9%
Banking - 11.0%
ABN Amro Bank NV
0.833%, 3/09/15 (b)		450	388,106
American Express Credit Corp.
0.405%, 2/24/12 (b)		435	394,254
Anglo Irish Bank Corp.
2.156%, 6/25/14 (b)	EUR	600	468,129
ANZ Capital Trust III
1.937%, 12/15/53 (b)		600	487,453

Bank of Scotland PLC
5.625%, 5/23/13		120	179,678
Barclays Bank PLC
Series 3
1.575%, 10/31/09 (b)	GBP	500	434,317
Bear Stearns Cos Inc.
0.854%, 11/28/11 (b)	US$	440	435,025
Capital One Financial
0.93%, 9/10/09 (b)		435	434,545
Citigroup, Inc.
5.50%, 4/11/13		460	454,591
Deutsche Bank AG/London
4.875%, 5/20/13		181	189,099
Fifth Third Bancorp
6.25%, 5/01/13		170	170,141
Fifth Third Bank
4.75%, 2/01/15		250	212,466
Goldman Sachs Group, Inc.
0.959%, 10/07/11 (b)		435	423,355
Merrill Lynch & Co Inc.
0.867%, 6/05/12 (b)		440	399,464
Morgan Stanley
0.788%, 1/09/12 (b)		440	420,735
National City Bank of Cleveland Ohio
6.25%, 3/15/11		235	239,792
Rabobank Nederland
11.00%, 6/30/19 (a)(c)		75	87,375
Regions Financial Corp.
6.375%, 5/15/12		185	170,320
Santander International Debt SA
5.125%, 4/11/11	EUR	100	148,095
Skandinaviska Enskilda
1.322%, 10/06/14 (b)		600	807,364
Wachovia Corp.
Series MTN
5.50%, 5/01/13	US$	465	487,305
Wells Fargo & Co.
0.592%, 1/24/12 (b)		435	415,683

			7,847,292

Finance - 2.0%
General Electric Capital Corp.
4.80%, 5/01/13		225	229,370
HSBC Finance Corp.
0.719%, 3/12/10 (b)		435	430,856
International Lease Finance Co.
0.829%, 7/15/11 (b)		435	303,265
0.86%, 7/13/12 (b)		435	302,531

SLM Corp. FRN
1.531%, 11/15/11 (b)	EUR	155	159,063

			1,425,085

Insurance - 2.9%
Aetna, Inc.
6.75%, 12/15/37	US$	507	489,518
Genworth Financial, Inc.
1.60%, 6/20/11	JPY	22,000	169,856
Series MTN
6.515%, 5/22/18	US$	230	152,365
Humana, Inc.
6.30%, 8/01/18		25	21,804
6.45%, 6/01/16		20	17,855
7.20%, 6/15/18		40	37,154
ING Capital Funding Trust III
8.439%, 12/31/10 (c)		130	89,050
ING Groep NV
5.775%, 12/08/15 (c)		58	36,540
Lincoln National Corp.
8.75%, 7/01/19		47	51,741
Metropolitan Life Global Funding I
5.125%, 4/10/13 (a)		165	168,227
Principal Financial Group, Inc.
7.875%, 5/15/14		115	121,546
Prudential Financial, Inc.
6.20%, 1/15/15		30	30,830
7.375%, 6/15/19		25	26,492
UnitedHealth Group, Inc.
5.25%, 3/15/11		220	227,510
XL Capital Ltd.
5.25%, 9/15/14		476	428,649

			2,069,137

			11,341,514

Utility - 3.4%
Electric - 1.8%
Ameren Corp.
8.875%, 5/15/14		113	120,944
FirstEnergy Corp.
Series B
6.45%, 11/15/11		215	229,345
MidAmerican Energy Holdings Co.
5.875%, 10/01/12		215	232,806
Nisource Finance Corp.
6.15%, 3/01/13		455	455,174
Progress Energy, Inc.
7.10%, 3/01/11		210	223,357

			1,261,626

Natural Gas - 1.0%
Energy Transfer Partners LP
6.125%, 2/15/17		225	232,715
Enterprise Products Operating LLC
Series G
5.60%, 10/15/14		225	239,827
Williams Co., Inc.
7.875%, 9/01/21		96	104,400
8.125%, 3/15/12		160	171,688

			748,630

Other Utility - 0.6%
Veolia Environnement
5.25%, 6/03/13		385	400,503

			2,410,759

Non Corporate Sectors - 0.7%
Agencies - Not Government Guaranteed - 0.7%
Gaz Capital SA
6.212%, 11/22/16 (a)		516	455,370

Total Corporates - Investment Grades (cost $27,411,368)			26,294,291

GOVERNMENTS - TREASURIES - 15.2%
Brazil - 1.2%
Republic of Brazil
12.50%, 1/05/16	BRL	1,390	835,810

Canada - 5.1%
Canadian Government Bond
3.75%, 6/01/12	CAD	3,690	3,601,077

Hungary - 1.2%
Hungary Government Bond
Series 14/C
5.50%, 2/12/14	HUF	172,820	817,270

New Zealand - 2.9%
New Zealand Government Bond
Series 1111
6.00%, 11/15/11	NZD	3,015	2,089,514

United Kingdom - 4.8%
United Kingdom Gilt
5.00%, 3/07/12	GBP	1,925	3,442,510

Total Governments - Treasuries (cost $10,186,473)			10,786,181

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.8%
Non-Agency Fixed Rate CMBS - 10.6%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 2/10/51	US$	490	384,868

Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW11, Class A2
5.408%, 3/11/39	450	457,942
Series 2006-T24, Class A4
5.537%, 10/12/41	375	347,486
Series 2007-PW18, Class A4
5.70%, 6/11/50	380	319,536
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4
5.816%, 12/10/49	200	159,255
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.826%, 6/15/38	450	358,749
Series 2006-C5, Class A3
5.311%, 12/15/39	255	180,053
CS First Boston Mortgage Securities Corp.
Series 2004-C3, Class A5
5.113%, 7/15/36	250	241,189
Series 2005-C1, Class A4
5.014%, 2/15/38	90	79,048
Series 2005-C5, Class A3
5.10%, 8/15/38	450	438,731
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A4
4.799%, 8/10/42	115	110,639
Series 2007-GG9, Class A4
5.444%, 3/10/39	135	114,701
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.814%, 6/12/43	325	298,168
Series 2006-CB17, Class A4
5.429%, 12/12/43	450	385,235
Series 2007-C1, Class A4
5.716%, 2/15/51	325	224,291
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.156%, 2/15/31	500	452,239
Series 2006-C6, Class A4
5.372%, 9/15/39	530	453,505
Series 2007-C1, Class A4
5.424%, 2/15/40	600	458,180
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46	390	355,765

Morgan Stanley Capital I
Series 2005-HQ6, Class A4A
4.989%, 8/13/42	325	312,031
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45	450	375,123
Series 2007-C31, Class A4
5.509%, 4/15/47	450	313,939
Series 2007-C32, Class A2
5.736%, 6/15/49	450	436,327
Series 2007-C32, Class A3
5.741%, 6/15/49	375	262,246

		7,519,246

Non-Agency Floating Rate CMBS - 0.2%
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
0.758%, 10/15/21 (a)(b)	190	77,910
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
0.744%, 3/06/20 (a)(b)	105	75,603

		153,513

Total Commercial Mortgage-Backed Securities (cost $8,802,157)		7,672,759

MORTGAGE PASS-THRU’S - 7.2%
Agency Fixed Rate 30-Year - 4.6%
Federal Home Loan Mortgage Corp. Gold
Series 2007
6.50%, 12/01/33	1,448	1,559,336
Series 2008
6.50%, 7/01/34	869	936,919
Federal National Mortgage Association
Series 2008
6.50%, 10/01/35	731	790,505

		3,286,760

Agency ARMS - 2.6%
Federal Home Loan Mortgage Corp.
Series 2006
6.22%, 12/01/36 (b)	412	435,232
Series 2007
5.906%, 4/01/37 (b)	769	812,348
Federal National Mortgage Association
Series 2006
5.811%, 11/01/36 (b)	575	607,381

		1,854,961

Total Mortgage Pass-Thru’s (cost $4,920,004)		5,141,721

BANK LOANS - 5.0%
Industrial - 3.9%
Communications - Telecommunications - 1.3%
Level 3 Financing, Inc.
2.54%-2.76%, 3/13/14 (b)	82	70,193
Sorenson Communications, Inc.
2.79%, 8/16/13 (b)	427	403,624
Telesat Canada
3.29%, 10/31/14 (b)	493	473,968

		947,785

Consumer Cyclical - Other - 0.5%
Hanesbrands, Inc.
5.04%-5.25%, 9/05/13 (b)	328	329,857

Consumer Non-Cyclical - 1.0%
Mylan Inc.
3.56%-3.88%, 10/02/14 (b)	291	282,046
Talecris Biotherapeutics Holdings Corp.
4.42%, 12/06/13 (b)	499	470,044

		752,090

Energy - 0.5%
Infrastrux Group, Inc.
4.54%, 11/03/12 (b)(d)	378	333,052

Technology - 0.6%
First Data Corp.
3.04%, 9/24/14 (b)	491	414,738

		2,777,522

Utility - 1.0%
Electric - 1.0%
FirstLight Power Resources, Inc.
5.13%, 5/01/14 (b)	1,000	740,000

Financial Institutions - 0.1%
Banking - 0.1%
November 2005 Land Investors, LLC (North Las Vegas Consortium)
8.11%, 5/09/11 (b)(e)	61	20,120
12.36%, 5/09/12 (b)(e)	505	25,227

		45,347

Total Bank Loans (cost $4,491,039)		3,562,869

CORPORATES - NON-INVESTMENT GRADES - 3.7%
Industrial - 2.2%
Basic - 0.7%
Abitibi-Consolidated Co. of Canada
6.00%, 6/20/13	275	27,500
Teck Resources Ltd.
9.75%, 5/15/14 (a)	40	44,500

United States Steel Corp.
6.65%, 6/01/37		508	412,353

			484,353

Capital Goods - 0.3%
Ardagh Glass Finance PLC
7.125%, 6/15/17 (a)	EUR	112	136,487
Textron Financial Corp.
4.60%, 5/03/10	US$	19	18,295
5.125%, 2/03/11		35	32,363
5.40%, 4/28/13		26	21,939

			209,084

Communications - Media - 0.0%
ION Media Networks, Inc.
Series A
11.00%, 7/31/13		6	1

Communications - Telecommunications - 0.2%
Cricket Communications, Inc.
7.75%, 5/15/16 (a)		35	34,825
Digicel Group Ltd.
12.00%, 4/01/14 (a)		100	105,500

			140,325

Consumer Cyclical - Other - 0.4%
Sheraton Holding Corp.
7.375%, 11/15/15		316	298,620

Consumer Cyclical - Retailers - 0.3%
Limited Brands, Inc.
6.90%, 7/15/17		33	29,494
Macy’s Retail Holdings, Inc.
5.35%, 3/15/12		170	166,727

			196,221

Consumer Non-Cyclical - 0.3%
Aramark Services Inc.
3.983%, 2/01/15 (b)		200	174,000
HCA, Inc.
7.58%, 9/15/25		65	46,791
8.50%, 4/15/19 (a)		10	10,237

			231,028

			1,559,632

Financial Institutions - 1.1%
Banking - 0.8%
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (c)	EUR	100	52,907
Dexia Credit Local
4.30%, 11/18/15 (c)		250	160,774
National Westminster Bank PLC
6.625%, 10/05/09 (c)		200	242,301

Zions Bancorp
5.50%, 11/16/15	US$	145	95,289
Zions Bancorporation
6.00%, 9/15/15		40	26,280

			577,551

Brokerage - 0.2%
Lehman Brothers Holdings, Inc.
Zero Coupon, 5/25/10 (b)(f)		435	73,950
Zero Coupon, 1/12/12 (b)(f)		440	74,800

			148,750

Finance - 0.0%
CIT Group, Inc.
6.10%, 3/15/67 (c)		420	25,200

Insurance - 0.1%
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		105	70,350

			821,851

Utility - 0.4%
Electric - 0.4%
Edison Mission Energy
7.00%, 5/15/17		115	91,569
NRG Energy, Inc.
7.25%, 2/01/14		185	181,762

			273,331

Total Corporates - Non-Investment Grades (cost $3,887,402)			2,654,814

CMOS - 3.7%
Agency Floating Rate - 1.9%
Freddie Mac Reference REMIC
Series 2006-R008, Class FK
0.688%, 7/15/23 (b)		727	717,725
Freddie Mac REMIC
Series 2005-3067, Class FA
0.638%, 11/15/35 (b)		622	614,197

			1,331,922

Non-Agency ARMS - 1.0%
Bear Stearns Alt-A Trust
Series 2006-3, Class 22A1
5.964%, 5/25/36 (c)		290	147,547
Series 2007-1, Class 21A1
5.645%, 1/25/47 (c)		428	220,734
Countrywide Alternative Loan Trust
Series 2006-OA7, Class 1A1
3.258%, 6/25/46 (c)		379	150,444
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.127%, 6/26/35 (a)(c)		56	53,257

Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A
5.152%, 12/25/35 (c)		178	164,577

			736,559

Non-Agency Floating Rate - 0.8%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
2.21%, 12/25/35 (b)		161	82,250
Series 2007-OA3, Class M1
0.595%, 4/25/47 (b)		120	1,070
Greenpoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1
3.21%, 3/25/36 (b)		442	194,331
Lehman XS Trust
Series 2007-2N, Class M1
0.625%, 2/25/37 (b)		395	2,115
Series 2007-4N, Class M1
0.735%, 3/25/47 (b)		400	2,379
Residential Accredit Loans, Inc.
Series 2006-QO7, Class M1
0.695%, 9/25/46 (b)		325	1,266
WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class B1
0.885%, 10/25/45 (b)		186	11,301
Series 2006-AR17, Class B1
0.675%, 12/25/46 (b)		299	3,273
Series 2007-OA5, Class 1A
1.96%, 6/25/47 (b)		567	245,895

			543,880

Total CMOs (cost $5,587,933)			2,612,361

LOCAL GOVERNMENTS - REGIONAL BONDS - 2.9%
Australia - 2.9%
Queensland Treasury Corp.
Series 11G
6.00%, 6/14/11 (cost $2,001,178)	AUD	2,420	2,083,373

ASSET-BACKED SECURITIES - 2.1%
Home Equity Loans - Floating Rate - 1.4%
Bear Stearns Asset Backed Securities, Inc.
Series 2007-HE3, Class M1
0.735%, 4/25/37 (b)	US$	175	3,703
HFC Home Equity Loan Asset Backed Certificates
Series 2006-1, Class M1
0.569%, 1/20/36 (b)		212	118,920
Series 2007-2, Class M1
0.599%, 7/20/36 (b)		415	120,281

Home Equity Loan Trust
Series 2007-FRE1, Class 2AV2
0.445%, 4/25/37 (b)	255	108,797
Lehman XS Trust
Series 2006-18N, Class M2
0.695%, 12/25/36 (b)	415	2,920
Master Asset Backed Securities Trust
Series 2006-NC3, Class M1
0.515%, 10/25/36 (b)	200	3,210
Morgan Stanley Structured Trust
Series 2007-1, Class A2
0.475%, 6/25/37 (b)	430	130,534
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
0.415%, 4/25/37 (b)	277	179,043
Option One Mortgage Loan Trust
Series 2007-2, Class M1
0.645%, 3/25/37 (b)	135	3,034
Wells Fargo Home Equity Trust
Series 2004-1, Class 1A
0.585%, 4/25/34 (b)	471	290,138

		960,580

Credit Cards - Floating Rate - 0.7%
BA Credit Card Trust
Series 2007-A9, Class A9
0.328%, 11/17/14 (b)	200	191,110
Chase Issuance Trust FRN
Series 2007-A1, Class A1
0.308%, 3/15/13 (b)	315	310,437

		501,547

Home Equity Loans - Fixed Rate - 0.0%
Home Equity Mortgage Trust
Series 2006-5, Class A1
5.50%, 1/25/37	212	22,327
Nationstar NIM Trust
Series 2007-A, Class A
9.97%, 3/25/37 (g)(h)	3	91

		22,418

Other ABS - Floating Rate - 0.0%
Topanga CDO Ltd.
Series 2006-2A, Class A1
0.78%, 12/10/46 (b)(g)(h)	350	3,500

Total Asset-Backed Securities (cost $4,055,836)		1,488,045

INFLATION-LINKED SECURITIES - 1.9%
United States - 1.9%
U.S. Treasury Notes
3.00%, 7/15/12 (TIPS) (cost $1,341,594)	1,271	1,341,984

QUASI-SOVEREIGNS - 1.6%
Quasi-Sovereign Bonds - 1.6%
Kazakhstan - 0.3%
KazMunaiGaz Finance Sub BV
9.125%, 7/02/18 (a)	200	183,000

Russia - 1.3%
RSHB Capital SA for OJSC Russian Agricultural Bank
7.75%, 5/29/18 (a)	920	910,800

Total Quasi-Sovereigns (cost $1,125,611)		1,093,800

GOVERNMENTS - SOVEREIGN BONDS - 0.9%
Peru - 0.5%
Republic of Peru
8.375%, 5/03/16	65	76,400
9.875%, 2/06/15	230	284,075

		360,475

Poland - 0.4%
Poland Government International Bond
6.375%, 7/15/19	290	304,842

Total Governments - Sovereign Bonds (cost $606,466)		665,317

GOVERNMENTS - SOVEREIGN AGENCIES - 0.9%
United Kingdom - 0.9%
The Royal Bank of Scotland PLC FRN
1.638%, 5/11/12 (a)(b) (cost $650,000)	650	654,499

SUPRANATIONALS - 0.6%
Inter-American Development Bank
0.824%, 3/16/11 (b) (cost $440,000)	440	446,111

EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Basic - 0.1%
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (a)	100	88,000

Energy - 0.1%
Ecopetrol SA
7.625%, 7/23/19 (a)	58	60,610

Total Emerging Markets - Corporate Bonds (cost $157,793)		148,610

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.1%
United States - 0.1%
Alameda Corridor Transp Auth MBIA
6.60%, 10/01/29 (cost $115,851)	100	95,274

Total Investments - 93.8% (cost $75,780,705) (i)		66,742,009
Other assets less liabilities - 6.2%		4,440,817

Net Assets - 100.0%		$71,182,826

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro SCHATZ Future	27,000	September 2009	$4,153,733	$4,162,332	$8,599
Euro SCHATZ Future	4,000	September 2009	615,396	616,642	1,246
Euro-Bobl Future	16,000	September 2009	2,618,824	2,648,777	29,953
Sold Contracts
JP 10 Yr Bond Future	1,000,000	September 2009	1,434,493	1,459,657	(25,164)
US 5 Yr Note Future	5,000	September 2009	579,441	576,914	2,527
US Treasury Bond Future	15,000	September 2009	1,758,481	1,785,000	(26,519)

					$(9,358)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 8/10/09	844	$688,554	$705,905	$17,351
Australian Dollar settling 8/10/09	383	299,992	320,584	20,592
Australian Dollar settling 8/10/09	441	349,308	368,392	19,084
Australian Dollar settling 8/10/09	404	318,300	337,830	19,530
Australian Dollar settling 8/10/09	96	75,872	80,442	4,570
Korean Won settling 8/19/09	415,788	326,942	338,493	11,551
Korean Won settling 8/19/09	436,915	338,983	355,693	16,710
Norwegian Kroner settling 8/06/09	11,804	1,897,064	1,925,765	28,701
Norwegian Kroner settling 8/06/09	850	131,956	138,732	6,776
Sale Contracts:
Australian Dollar settling 8/10/09	2,515	2,042,261	2,102,827	(60,566)
British Pound settling 8/25/09	280	458,285	467,059	(8,774)
British Pound settling 8/25/09	2,101	3,452,409	3,510,112	(57,703)
Canadian Dollar settling 8/21/09	726	642,464	673,535	(31,071)
Canadian Dollar settling 8/21/09	2,673	2,369,288	2,481,365	(112,077)
Canadian Dollar settling 8/21/09	1,216	1,084,510	1,128,533	(44,023)
Canadian Dollar settling 8/21/09	784	712,007	727,821	(15,814)
Euro Dollar settling 9/10/09	2,503	3,483,422	3,567,553	(84,131)
Euro Dollar settling 9/10/09	97	134,941	137,730	(2,789)
Euro Dollar settling 9/10/09	96	136,426	136,363	63
Hungary Forints settling 9/14/09	82,408	401,011	437,538	(36,527)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Japanese Yen settling 8/19/09	31,071	$326,942	$328,397	$(1,455)
Japanese Yen settling 8/19/09	31,962	338,983	337,813	1,170
Japanese Yen settling 9/02/09	1,439	15,530	15,211	319
Japanese Yen settling 9/02/09	9,358	101,386	98,922	2,464
Japanese Yen settling 9/02/09	11,541	121,922	121,996	(74)
New Zealand Dollar settling 9/23/09	1,335	856,440	880,950	(24,510)
New Zealand Dollar settling 9/23/09	843	543,009	556,624	(13,615)
Swiss Franc settling 10/01/09	2,050	1,911,387	1,918,936	(7,549)
Swiss Franc settling 10/01/09	194	182,066	181,838	228

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate market value of these securities amounted to $3,855,957 or 5.4% of net assets.

(b)	Floating Rate Security. Stated interest rate was in effect at July 31, 2009.

(c)	Variable rate coupon, rate shown as of July 31, 2009.

(d)	Pay-In-Kind Payments (PIK).

(e)	Illiquid security.

(f)	Security is in default and is non-income producing.

(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of July 31, 2009, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Topanga CDO Ltd. Series 2006-2A, Class A1 0.78%, 12/10/46	11/27/2006	$350,000	$3,500	0.00%
Nationstar NIM Trust Series 2007-A, Class A 9.97%, 3/25/37	4/04/2007	3,301	91	0.00

(h)	Fair valued.

(i)	As of July 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,162,138 and gross unrealized depreciation of investments was $(11,200,834), resulting in net unrealized depreciation of $(9,038,696).

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of July 31, 2009, the fund’s total exposure to subprime investments was 2.88% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations:

AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
EUR	- Euro Dollar
GBP	- Great British Pound
HUF	- Hungarian Forint
JPY	- Japanese Yen
NZD	- New Zealand Dollar

Glossary:

ABS	- Asset-Backed Securities
ARMS	- Adjustable Rate Mortgages
CMBS	- Commercial Mortgage-Backed Securities
FRN	- Floating Rate Note
LP	- Limited Partnership
MBIA	- MBIA Insurance Corporation
OJSC	- Open Joint Stock Company
REMIC	- Real Estate Mortgage Investment Conduit
TIPS	- Treasury Inflation Protected Security

Country Breakdown *

July 31, 2009 (unaudited)

64.2%	United States
10.2%	United Kingdom
5.8%	Canada
4.1%	Australia
3.1%	New Zealand
2.2%	Russia
1.3%	Brazil
1.2%	Hungary
1.2%	Sweden
1.2%	Netherlands
0.9%	Ireland
0.8%	France
0.7%	Supranational
0.6%	Germany
2.5%	Other

100.0%	Total Investments

*	All data are as of July 31, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.6% or less in the following countries: Colombia, Italy, Jamaica, Kazakhstan, Luxembourg, Peru, Poland and Spain.

FINANCIAL ACCOUNTING STANDARDS NO. 157

July 31, 2009 (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2009:

Investment in Securities	Level 1			Level 2		Level 3		Total
Corporates - Investment Grades	$	– 0	–	$25,838,921		$455,370		$26,294,291
Government - Treasuries		– 0	–	7,860,857		2,925,324		10,786,181
Commercial Mortgage-Backed Securities		– 0	–	7,594,849		77,910		7,672,759
Mortgage Pass-Thru’s		– 0	–	5,141,721		– 0	–	5,141,721
Bank Loans		– 0	–	– 0	–	3,562,869		3,562,869
Corporates - Non-Investment Grades		– 0	–	2,644,577		10,237		2,654,814
CMOs		– 0	–	1,331,922		1,280,439		2,612,361
Local Government - Regional Bonds		– 0	–	2,083,373		– 0	–	2,083,373
Asset-Backed Securities		– 0	–	501,547		986,498		1,488,045
Inflation - Linked Securities		– 0	–	1,341,984		– 0	–	1,341,984
Quasi - Sovereigns		– 0	–	183,000		910,800		1,093,800
Governments - Sovereign Bonds		– 0	–	360,475		304,842		665,317
Governments - Sovereign Agencies		– 0	–	654,499		– 0	–	654,499
Supranationals		– 0	–	446,111		– 0	–	446,111
Emerging Markets - Corporate Bonds		– 0	–	60,610		88,000		148,610
Local Government - Municipal Bonds		– 0	–	95,274		– 0	–	95,274

Total Investment in Securities		—		56,139,720		10,602,289		66,742,009
Other Financial Instruments *		(9,358)		(351,569)		– 0	–	(360,765)

		$(9,358)		$55,788,151		$10,602,289		$66,381,244

*	Other financial instruments are derivative instruments, such as futures and forward contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Investment Grades			Government - Treasuries			Commercial Mortgage- Backed Securities		Bank Loans
Balance as of 10/31/08		$444,807		$	– 0	–	$159,120		$7,128,686
Accrued Discounts/ Premiums		170			(5,628)		– 0	–	14,053
Realized Loss		– 0	–		– 0	–	– 0	–	(2,702,989)
Change in Unrealized Appreciation/Depreciation		23			158,048		(81,210)		2,369,316
Net Purchases (Sales)		(445,000)			2,772,904		– 0	–	(3,246,197)
Net Transfers in and/or out of Level 3		455,370			– 0	–	– 0	–	– 0	–

Balance as of 7/31/09		$455,370			$2,925,324		$77,910		$3,562,869

Net Change in Unrealized Appreciation/ depreciation from Investment held as of 7/31/09	$	– 0	–	$	– 0	–	$(81,210)		$305,919

	Corporates - Non- Investment Grades			CMOs			Asset-Backed Securities			Quasi - Sovereigns
Balance as of 10/31/2008		$102,812			$2,053,138			$1,671,137		$	– 0	–
Accrued Discounts/ Premiums		5			(46)			6,434			– 0	–
Realized Loss		– 0	–		(67,257)			(463)			– 0	–
Change in Unrealized Appreciation/Depreciation		557			(85,178)			(567,932)			– 0	–
Net Purchases (Sales)		9,676			(620,218)			(122,678)			– 0	–
Net Transfers in and/or out of Level 3		(102,813)			– 0	–		– 0	–		910,800

Balance as of 7/31/09		$10,237			$1,280,439			$986,498			$910,800

Net Change in Unrealized Appreciation/depreciation from Investment held as of 7/31/09	$	– 0	–		$(152,773)			$(567,932)		$	– 0	–

	Governments - Sovereign Bonds			Governments - Sovereign Agencies			Supranationals			Emerging Markets - Corporate Bonds
Balance as of 10/31/2008	$	– 0	–		$4,892,460			$3,209,358		$	– 0	–
Accrued Discounts/ Premiums		(2)			(1,880)			93			– 0	–
Realized Loss		– 0	–		489,667			192,776			– 0	–
Change in Unrealized Appreciation/Depreciation		14,413			(425,295)			(110,956)			– 0	–
Net Purchases (Sales)		290,431			(4,954,952)			(3,291,271)			– 0	–
Net Transfers in and/or out of Level 3		– 0	–		– 0	–		– 0	–		88,000

Balance as of 7/31/09		$304,842		$	– 0	–	$	– 0	–		$88,000

Net Change in Unrealized Appreciation/depreciation from Investment held as of 7/31/09	$	– 0	–	$	– 0	–	$	– 0	–	$	– 0	–

				Emerging Markets - Sovereign			Other Financial Instruments			Total
Balance as of 10/31/2008					$251,440		$	– 0	–		$19,912,958
Accrued Discounts/ Premiums					32,814			– 0	–		46,012
Realized Loss					6,874			– 0	–		(2,081,392)
Change in Unrealized Appreciation/Depreciation					124,076			– 0	–		1,395,863
Net Purchases (Sales)					(415,204)			– 0	–		(10,022,510)
Net Transfers in and/or out of Level 3					– 0	–		– 0	–		1,351,358

Balance as of 7/31/09				$	– 0	–	$	– 0	–		$10,602,289

Net Change in Unrealized Appreciation/depreciation from Investment held as of 7/31/09				$	– 0	–	$	– 0	–		$(495,996)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Diversified Yield Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2009